Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	OPTI-HARVEST, INC.
Entity Central Index Key	0001753945
Entity Tax Identification Number	81-3007305
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1801 Century Park East
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	788-0200
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1801 Century Park East
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
Contact Personnel Name	Jonathan Destler